Supplementary Financial Information (Schedule Of Quarterly Information) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplementary Financial Information [Abstract]
Operating revenues (Note 4)	$ 1,117	$ 1,232	$ 1,090	$ 1,072	$ 1,079	$ 1,211	$ 1,041	$ 1,016
Operating income	250	362	285	242	236	369	253	216	$ 1,139	$ 1,074	$ 945
Net income	$ 148	$ 258	$ 176	$ 131	$ 133	$ 263	$ 139	$ 116	$ 713	$ 651	$ 545